BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination
The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of the Elevated acquisition:

Cash paid at closing	$572
Cash deposited into escrow	6
Total net consideration	$578

Cash and cash equivalents	$7
Accounts receivable	28
Contract assets	18
Other current assets	7
Property and equipment	4
Operating lease right-of-use assets	2
Intangible assets	222
Goodwill	393
Accounts payable	(12)
Contract liabilities	(15)
Other accrued liabilities	(12)
Current and noncurrent operating and finance lease liabilities	(4)
Deferred tax liabilities	(54)
Other noncurrent liabilities	(6)
Net assets acquired	$578

	Acquisition A24	Acquisition B24	Acquisition C24	Other 2024 acquisitions
Cash paid at closing	$24	$99	$26	$63
Cash deposited into escrow	—	2	—	—
Accrued consideration	9	—	7	13
Total net consideration	$33	$101	$33	$76

Cash and cash equivalents	$6	$—	$2	$1
Accounts receivable	15	19	13	1
Contract assets	—	2	—	—
Other current assets	2	3	1	—
Property and equipment	3	3	—	3
Intangible assets	8	37	10	32
Goodwill	9	50	17	44
Accounts payable	(2)	(4)	(2)	—
Other accrued liabilities	(3)	(6)	(6)	(1)
Contract liabilities	(5)	(1)	—	(2)
Deferred tax liabilities	—	(2)	(2)	(2)
Net assets acquired	$33	$101	$33	$76
The following table summarizes the final fair values of the assets acquired and liabilities assumed at the dates of acquisition:

	Acquisition A23	Acquisition B23	Other 2023 acquisitions
Cash paid at closing	$30	$27	$22
Cash deposited into escrow	5	—	—
Accrued consideration	3	5	2
Total net consideration	$38	$32	$24

Cash and cash equivalents	$—	$1	$—
Accounts receivable	6	7	—
Contract assets	1	2	—
Other current assets	—	—	1
Intangible assets	13	11	11
Goodwill	21	18	14
Other accrued liabilities	—	(2)	—
Contract liabilities	(3)	(5)	(2)
Net assets acquired	$38	$32	$24